Long-Term Debt (Details) $ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($) Miners	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) shares	Feb. 28, 2022 USD ($) shares	Feb. 29, 2024 Miners	Dec. 31, 2023 USD ($) Miners	Dec. 31, 2022 USD ($)
Long-Term Debt [Line Items]
Prepayment penalties amount		$ 829
Gross proceeds			$ 36,860	$ 32,000
Gross proceeds units (in Shares) | shares			10,395	6,100
Net proceeds			$ 36,123	$ 30,994
Closing transaction fees			$ 737	$ 1,006
Long term debt						$ 4,022	$ 47,147
Extinguishment of long-term loss debt	$ 12,580
Number of miners (in Miners) | Miners	6,100					35,888
Collateral market fair value						$ 2,101
Subsequent Events [Member]
Long-Term Debt [Line Items]
Long term debt	$ 20,330
Cash consideration	$ 7,750
Subsequent Events [Member] | NYDIG Loan [Member]
Long-Term Debt [Line Items]
Number of miners (in Miners) | Miners					10,395